Investments in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
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Details of Significant Subsidiaries of the Group

Details of significant subsidiaries of the Group are as follows:

Name of significant subsidiary	Place of incorporation/ business	Group’s effective equity interest
		31.12.2016	31.12.2017
		%	%

Guangxi Yuchai Machinery Company Limited	People’s Republic of China	76.4	76.4
Guangxi Yuchai Machinery Monopoly Development Co., Ltd	People’s Republic of China	54.9	54.9
Guangxi Yuchai Accessories Manufacturing Company Limited	People’s Republic of China	76.4	76.4
Guangxi Yuchai Equipment Mould Company Limited (formerly known as Guangxi Yulin Yuchai Accessories Manufacturing Company Limited)	People’s Republic of China	76.4	76.4
Guangxi Yulin Hotel Company Limited	People’s Republic of China	76.4	76.4
Jining Yuchai Engine Company Limited (i)	People’s Republic of China	—	76.4
Yuchai Remanufacturing Services (Suzhou) Co., Ltd.	People’s Republic of China	76.4	76.4
HL Global Enterprises Limited	Singapore	50.2	50.2

Note:

(i)	In September, 2014, Yuchai disposed its 70% equity interest in Jining Yuchai. Subsequently, through contractual arrangements, Yuchai obtained 100% control in Jining Yuchai.

In November, 2017, Yuchai acquired 100% equity interest in Jining Yuchai, As a result, Jining Yuchai became a wholly owned subsidiary of Yuchai. For details, please refer to Note 1.2.

Subsidiary having Non-controlling Interests that are Material to the Group

The Group has the following subsidiary that has non-controlling interests (“NCI”) that are material to the Group.

	31.12.2015	31.12.2016	31.12.2017
Proportion of equity interest held by NCI
Yuchai	23.6%	23.6%	23.6%

	31.12.2015 RMB’000	31.12.2016 RMB’000	31.12.2017 RMB’000	31.12.2017 US$’000
Accumulated balances of material NCI
Yuchai		2,253,207	2,437,215	385,063

Profit allocated to material NCI
Yuchai	129,088	210,013	290,497	45,896

Dividends paid to material NCI
Yuchai	100,412	83,677	98,941	15,632

Summarized Financial Information Including Goodwill on Acquisition and Consolidation Adjustment But Before Intercompany Eliminations of Subsidiaries with Material Non-controlling Interests

Summarized financial information including goodwill on acquisition and consolidation adjustments but before intercompany eliminations of subsidiaries with material non-controlling interests are as follows:

31.12.2015
Yuchai RMB’000
Summarized statement of comprehensive income
Revenue	13,671,931

Profit for the year, representing total comprehensive income for the year	547,216

Attributable to NCI	129,088

Summarized statement of cash flows
Operating	1,742,989
Investing	(33,515)
Financing	(659,691)

Net increase in cash and cash equivalents	1,049,783

31.12.2016
Yuchai
RMB’000
Summarized statement of financial position
Current assets	12,448,174
Non-current assets, excluding goodwill	4,876,773
Goodwill	212,636
Current liabilities	(7,957,306)
Non-current liabilities	(461,712)

Net assets	9,118,565

Total equity	9,118,565

Attributable to NCI	2,253,207

Summarized statement of comprehensive income
Revenue	13,598,487

Profit for the year, representing total comprehensive income for the year	726,379

Attributable to NCI	210,013

Summarized statement of cash flows
Operating	2,329,367
Investing	(293,477)
Financing	(1,697,173)

Net increase in cash and cash equivalents	338,717

	31.12.2017
	Yuchai
	RMB’000	US$’000
Summarized statement of financial position
Current assets	14,717,316	2,325,231
Non-current assets, excluding goodwill	4,693,931	741,608
Goodwill	212,636	33,595
Current liabilities	(9,344,836)	(1,476,417)
Non-current liabilities	(495,429)	(78,274)

Net assets	9,783,618	1,545,743

Total equity	9,783,618	1,545,743

Attributable to NCI	2,437,215	385,063

Summarized statement of comprehensive income
Revenue	16,165,245	2,553,993

Profit for the year, representing total comprehensive income for the year	1,045,330	165,155

Attributable to NCI	290,497	45,896

Summarized statement of cash flows
Operating	1,385,156	218,845
Investing	(165,817)	(26,198)
Financing	221,660	35,021

Net increase in cash and cash equivalents	1,440,999	227,668

Assets and Liabilities and Cash Flow Effect of Disposal of Subsidiaries

The value of assets and liabilities of the disposal recorded in the consolidated financial statements and the cash flow effect of the disposals were:

31.12.2015
RMB’000
Property, plant and equipment	66,597
Land use rights	17,661
Inventories	6,354
Trade receivables and other receivables	111,651
Deferred taxation	244
Cash and bank balances	18,797

221,304
Payables and accruals	(17,161)
Provision for taxation	(996)

Carrying value of net assets	203,147

Total consideration	189,500
Net asset derecognized	(203,147)

Loss on disposal of a subsidiary (Note 8.2(b))	(13,647)

Total consideration	189,500
Cash and bank balances of the subsidiary	(18,797)

Net cash inflow on disposal of the subsidiary	170,703

The value of assets and liabilities of the disposal recorded in the consolidated financial statements and the cash flow effect of the disposals were:

	31.12.2017	31.12.2017
	RMB’000	US$’000
Property, plant and equipment (Note 11)	104,844	16,565
Trade receivables and other receivables	3,257	514
Cash and bank balances	9,153	1,446

	117,254	18,525
Trade and other payables	(3,737)	(590)
Provision for taxation	(44)	(7)
Deferred taxation	(588)	(93)

Carrying value of net assets	112,885	17,835

Gain on disposal:
Total consideration	395,000	62,407
Less: Cost of disposal	(47,532)	(7,510)

Total consideration less cost of disposal	347,468	54,897
Net assets derecognized	(112,885)	(17,835)
Realization of foreign translation reserves upon disposal	(18,468)	(2,917)

Gain on disposal of the subsidiaries (Note 8.2(b))	216,115	34,145

Total consideration less cost of disposal	347,468	54,897
Add: Transaction cost unpaid	33,287	5,260
Less: Retention sum receivables	(30,000)	(4,740)
Cash and bank balances of the subsidiaries	(9,153)	(1,446)

Net cash inflow on disposal of the subsidiaries	341,602	53,971